FAIR VALUES	12 Months Ended
Dec. 31, 2022
FAIR VALUES
FAIR VALUES

6.    FAIR VALUES

6.1  Fair Value of Financial Instruments

Fair value is defined as the amount by which an asset may be exchanged or a liability may be settled, in an arm’s length orderly transaction between knowledgeable principal market participants (or more advantageous) at the date of measurement of the current market conditions regardless of whether such price is directly observable or estimated utilizing a valuation technique under the assumption that Grupo Supervielle is a going concern.

When a financial instrument is sold in a liquid and active market, its settled price in the market in a real transaction provides the best evidence of its fair value. When a stipulated price is not settled in the market or when it cannot be an indicator of a fair value of the instrument, in order to determine such fair value, another similar instrument’s fair value may be used, as well as the analysis of discounted flows or other applicable techniques. Such techniques are significantly affected by the assumptions used.Grupo Supervielle classifies fair values of financial instruments in a three level hierarchy according to the reliability of the inputs used to determine them.

Fair Value level 1:  The fair value of financial instruments traded in active markets (such as publicly-traded derivatives, debt securities or available for sale) is based on market quoted prices as of the date of the reporting period. If the quoted price is available and there is an active market for the instrument, it will be included in Level 1. Otherwise, it will be included in Level 2.

Fair Value level 2: The fair value of financial instruments which are not traded in active markets, such as over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable market data and rely the least possible on Grupo Supervielle’s specific estimates. If all significant inputs required to determine fair value a financial instrument are observable, such instrument is included in level 2. If the inputs used to determine the price are not observable, the instrument will be included in Level 3.

Fair Value level 3: If one or more significant inputs are not based on observable market data, the instrument is included in Level 3.

Grupo Supervielle’s financial instruments measured at fair value as of December 31, 2022 and 2021 are detailed below:

Financial Instruments as of 12/31/2022	FV level 1	FV level 2	FV level 3	Total
Assets
- Debt securities at fair value through profit or loss	22,381,002	3,675	—	22,384,677
- Derivatives	295,555	—	—	295,555
- Other financial assets	5,962,142	—	—	5,962,142
- Other debt securities	7,375,294	202,360,420	—	209,735,714
- Financial assets pledged as collateral	14,381,760	—	—	14,381,760
- Investments in Equity Instruments	268,960	—	233,600	502,560
Total Assets	50,664,713	202,364,095	233,600	253,262,408
Liabilities
- Liabilities at fair value through profit or loss	2,139,170	—	—	2,139,170
- Other financial liabilities	17,813,339	—	—	17,813,339
Total Liabilities	19,952,509	—	—	19,952,509

Financial Instruments as of 12/31/2021	FV level 1	FV level 2	FV level 3	Total
Assets
- Debt securities at fair value through profit or loss	37,879,808	606,815	—	38,486,623
- Derivatives	432,164	—	—	432,164
- Other financial assets	24,112,684	—	—	24,112,684
- Other debt securities	26,112,213	111,594,213	—	137,706,426
- Financial assets pledged as collateral	15,749,311	—	—	15,749,311
- Investments in Equity Instruments	305,851	—	208,948	514,799
Total Assets	104,592,031	112,201,028	208,948	217,002,007
Liabilities
- Liabilities at fair value through profit or loss	3,999,525	—	—	3,999,525
- Other financial liabilities	44,823,532	—	—	44,823,532
Total Liabilities	48,823,057	—	—	48,823,057

Below is shown the reconciliation of the financial instruments classiffied as Fair Value Level 3:

FV level 3	12/31/2021	Transfers	Additions	Disposals	P/L	12/31/2022
Assets
- Investments in equity instruments	208,948	—	86,273	(14,645)	(46,976)	233,600

Grupo Supervielle’s policy is to recognize transfers between fair value levels only at end of period.

Valuation Techniques

Valuation techniques to determine fair values Level 2 and Level 3  include the following:

●	Market or quoted prices for similar instruments.
●	The estimated present value of instruments.

The valuation technique to determine fair value Level 2 is based on inputs other than the quoted price included in Level 1 that are readily observable for the asset or liability (i.e., prices).

For Level 2 and 3, Grupo Supervielle uses valuation techniques through spot rate curves which calculate the yield upon market prices.

These valuation techniques are detailed below:

●	Interpolation model: It consists of the determination of the value of financial instruments that do not have a market price at the closing date, based on quoted prices for similar assets (both in terms of issue, currency, and duration) in active markets ( MAE, Bolsar or secondary) through the linear interpolation of them. This technique has been used by the Entity to determine the fair value of the instruments issued by the Central Bank and Treasury Bills without quotation at the end of this period.
●	Performance Curve Model under Nelson Siegel: This model proposes a continuous function to model the trajectory of the instant forward interest rate considering as a domain the term comprised until the next interest and / or capital payment. It consists in the determination of the instrument's price estimating volatility through market curves. The Entity has used this model to estimate prices in debt securities or financial instruments with variable interest rate that are not quoted in an active market.

The principal inputs and method considered by Grupo Supervielle for its determination of fair values under the linear interpolation model are:

●	Instrument prices that were quoted between the date the curve is estimated and the settlement date of the latest payment available.
●	Implicit rates in the last available tender.
●	Only instruments that have been traded with a 24-hour settlement are considered.
●	If the same instrument has been listed on MAE (“Mercado Abierto Electrónico”) and Bolsar, only the market price that has been traded in the market with higher volume is considered
●	The yield curve is standardized based on a set of nodes, each of which has an associated expiration date.
●	Instruments denominated in U.S. dollars are converted at the exchange rate on the date the instrument is negotiated.

Likewise, for the determination of fair values under the Nelson Siegel model, the main data and aspects considered by the Entity were:

●	The Spot rate curves in pesos + BADLAR and the Spot rate curve in U.S. dollars are established based on bonds predefined by Financial Risk Management.
●	The main source of prices for Bonds is MAE, without considering those corresponding to operations for own portfolio.
●	The portfolio of bonds used as input is changed with every issuance.

Grupo Supervielle periodically evaluates the performance of the models based on indicators which have defined tolerance thresholds.

Under IFRS, the estimated residual value of an instrument at inception is generally the transaction price.

In the event that the transaction price differs from the determined fair value, if the fair value is not level 1, the difference will be recognized in the income statement proportionally for the duration of the instrument.

6.2    Fair Value of other Financial Instruments

The following describes the methodologies and assumptions used to determine the fair values of financial instruments not recorded at fair value in these consolidated financial statements:

●	Assets whose fair value is similar to book value: For financial assets and liabilities that are liquid or have short-term maturities (less than three months), the book value is considered to be similar to fair value.
●	Fixed rate financial instruments: The fair value of financial assets was determined by discounting future cash flows at the current market rates offered, for each year, for financial instruments with similar characteristics. The estimated fair value of deposits with a fixed interest rate was determined by discounting future cash flows through the use of market interest rates for deposits with maturities similar to those of Grupo Supervielle’s portfolio.
●	For listed assets and the quoted debt, fair value was determined based on market prices.

Below is the difference between the carrying amount and the fair value of the main assets and liabilities recorded at amortized cost as of December 31, 2022 and 2021, respectively:

Other Financial Instruments as of 12/31/2022	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	48,399,468	48,399,468	48,399,468	—	—
- Other financial assets	2,144,977	2,144,977	2,144,977	—	—
- Loans and other financing	235,591,198	236,377,924	—	—	236,377,924
- Reverse Repo transactions	21,581,438	21,581,438	21,581,438	—	—
- Other Debt Securities	59,999,337	62,210,455	32,701,755	29,508,700	—
- Financial assets Pledged as collateral	86,905	86,905	86,905	—	—
	367,803,323	370,801,167	104,914,543	29,508,700	236,377,924
Financial Liabilities
- Deposits	547,516,935	562,018,078	—	—	562,018,078
- Other financial liabilities	292,143	292,143	292,143	—	—
- Financing received from the Central Bank and other financial institutions	5,529,676	8,681,274	—	—	8,681,274
- Unsubordinated Debt securities	561,409	561,409	561,409	—	—
- Subordinated Debt securities	—	—	—	—	—
	553,900,163	571,552,904	853,552	—	570,699,352

Other Financial Instruments as of 12/31/2021	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	63,452,161	63,452,161	63,452,161	—	—
- Other financial assets	3,008,295	3,008,294	3,008,294	—	—
- Loans and other financing	302,853,393	328,871,032	—	—	328,871,032
- Reverse Repo transactions	83,468,057	83,468,057	83,468,057	—	—
- Other Debt Securities	16,044,300	16,044,301	16,044,301	—	—
- Financial assets Pledged as collateral	885,898	885,898	885,898	—	—
	469,712,104	495,729,743	166,858,711	—	328,871,032
Financial Liabilities
- Deposits	561,896,707	564,592,298	—	—	564,592,298
- Other financial liabilities	1,498,758	1,498,758	1,498,758	—	—
- Financing received from the Central Bank and other financial institutions	12,179,537	12,895,022	—	—	12,895,022
- Unsubordinated Debt securities	2,063,327	2,063,327	2,063,327	—	—
- Subordinated Debt securities	—	—	—	—	—
	577,638,329	581,049,405	3,562,085	—	577,487,320

6.3    Fair Value of Equity instruments

The following are the equity instruments measured at Fair Value through profit or loss as of December 31, 2022 and 2021:

	12/31/2022	12/31/2021
Grupo Financiero Galicia S.A.	5,026	31,699
Pampa Holding S.A	46,530	48,116
Loma Negra S.A.	33,016	31,334
YPF SA	45,593	18,755
Ternium Argentina S.A.	13,738	65,160
Aluar S.A	54,284	35,337
Transener S.A.	5,564	14,200
Others	65,209	61,250
Total	268,960	305,851

The following are the equity instruments measured at Fair Value through Other Comprehensive Income as of December 31, 2022 and 2021:

	FV at	Income			FV at
Detail	12/31/2021	through OCI	Disposals	Additions	12/31/2022
Mercado Abierto Electrónico S.A.	89,112	3,384	-	-	92,496
Play Digital S.A.	71,989	(55,626)	(14,645)	86,272	87,990
Seguro de Depósitos S.A	13,701	(3,057)	-	-	10,644
Compensador Electrónica S.A.	22,072	10,616	-	-	32,688
Provincanje S.A.	8,627	(1,373)	-	-	7,254
Cuyo Aval Sociedad de Garantía Recíproca	2,715	(842)	-	-	1,873
Argencontrol S.A.	306	18	-	-	324
IEBA S.A.	119	(58)	-	-	61
Otras Sociedades de Garantía Recíproca	307	(37)	-	-	270
Total	208,948	(46,975)	(14,645)	86,272	233,600

	FV at	Income			FV at
Detail	12/31/2020	through OCI	Disposals	Additions	12/31/2021
Mercado Abierto Electrónico S.A.	13,554	75,558	—	—	89,112
Play Digital S.A.	58,670	(102,057)	—	115,376	71,989
Seguro de Depósitos S.A	4,745	8,956	—	—	13,701
Compensador Electrónica S.A.	2,704	19,368	—	—	22,072
Provincanje S.A.	802	7,825	—	—	8,627
Cuyo Aval Sociedad de Garantía Recíproca	4,223	(1,508)	—	—	2,715
Argencontrol S.A.	368	(62)	—	—	306
Los Grobo Sociedad de Garantía Recíproca	214	(214)	—	—	—
IEBA S.A.	179	(60)	—	—	119
Otras Sociedades de Garantía Recíproca	391	(84)	—	—	307
Total	85,850	7,722	—	115,376	208,948